Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Carrying Amount of Goodwill Allocated by Domestic and Foreign Operations

The carrying amount of goodwill at March 31, 2013 and December 31, 2012 allocated by domestic and foreign operations is as follows (in millions):

	Brokerage	Risk Management	Corporate	Total
At March 31, 2013
United States	$1,168.5	$19.3	$—	$1,187.8
Foreign, principally Australia, Canada and the U.K.	278.6	1.9	—	280.5

Total goodwill—net	$1,447.1	$21.2	$—	$1,468.3

At December 31, 2012
United States	$1,158.1	$19.2	$—	$1,177.3
Foreign, principally Australia, Canada and the U.K.	293.3	2.1	—	295.4

Total goodwill—net	$1,451.4	$21.3	$—	$1,472.7

The carrying amount of goodwill at December 31, 2012 and 2011 allocated by domestic and foreign operations is as follows (in millions):

	Brokerage	Risk Management	Corporate	Total
At December 31, 2012
United States	$1,158.1	$19.2	$—	$1,177.3
Foreign, principally Australia, Canada and the U.K.	293.3	2.1	—	295.4

Total goodwill - net	$1,451.4	$21.3	$—	$1,472.7

At December 31, 2011
United States	$951.0	$18.5	$—	$969.5
Foreign, principally Australia, Canada and the U.K.	185.6	0.2	—	185.8

Total goodwill - net	$1,136.6	$18.7	$—	$1,155.3

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the three-month period ended March 31, 2013 are as follows (in millions):

	Brokerage	Risk Management	Corporate	Total
Balance as of December 31, 2012	$1,451.4	$21.3	$—	$1,472.7
Goodwill acquired during the period	5.5	—	—	5.5
Goodwill adjustments due to appraisals and other acquisition adjustments	3.6	—	—	3.6
Foreign currency translation adjustments during the period	(13.4)	(0.1)	—	(13.5)

Balance as of March 31, 2013	$1,447.1	$21.2	$—	$1,468.3

The changes in the carrying amount of goodwill for 2012 and 2011 are as follows (in millions):

	Brokerage	Risk Management	Corporate	Total
Balance as of January 1, 2011	$866.6	$17.1	$—	$883.7
Goodwill acquired during the year	246.0	—	—	246.0
Goodwill related to earnouts recognized during the year	30.0	—	—	30.0
Goodwill adjustments related to appraisals and other acquisition adjustments	6.9	1.6	—	8.5
Goodwill written-off related to sales of operations	(4.3)	—	—	(4.3)
Foreign currency translation adjustments during the year	(8.6)	—	—	(8.6)

Balance as of December 31, 2011	1,136.6	18.7	—	1,155.3
Goodwill acquired during the year	308.1	0.7	—	308.8
Goodwill related to earnouts recognized during the year	0.1	—	—	0.1
Goodwill adjustments related to appraisals and other acquisition adjustments	(0.6)	(0.2)	—	(0.8)
Goodwill related to transfers of operations between segments	(2.0)	2.0	—	—
Foreign currency translation adjustments during the year	9.2	0.1	—	9.3

Balance as of December 31, 2012	$1,451.4	$21.3	$—	$1,472.7

Major Classes of Amortizable Intangible Assets

Major classes of amortizable intangible assets at March 31, 2013 and December 31, 2012 consist of the following (in millions):

	March 31, 2013	December 31, 2012
Expiration lists	$1,165.1	$1,175.0
Accumulated amortization - expiration lists	(417.2)	(390.8)

	747.9	784.2

Non-compete agreements	30.0	30.9
Accumulated amortization - non-compete agreements	(23.7)	(23.3)

	6.3	7.6

Trade name	20.0	23.0
Accumulated amortization - trade name	(5.4)	(5.2)

	14.6	17.8

Net amortizable assets	$768.8	$809.6

Major classes of amortizable intangible assets consist of the following (in millions):

	December 31,
	2012	2011
Expiration lists	$1,175.0	$837.5
Accumulated amortization – expiration lists	(390.8)	(296.7)

	784.2	540.8

Non-compete agreements	30.9	26.3
Accumulated amortization – non-compete agreements	(23.3)	(21.3)

	7.6	5.0

Trade names	23.0	19.0
Accumulated amortization – trade names	(5.2)	(3.3)

	17.8	15.7

Net amortizable assets	$809.6	$561.5

Estimated Aggregate Amortization Expense	Estimated aggregate amortization expense for each of the next five years is as follows:

2013 (remaining nine months)	$83.0
2014	108.2
2015	103.2
2016	97.9
2017	89.9

Total	$482.2

Estimated aggregate amortization expense for each of the next five years is as follows (in millions):

2013	$112.8
2014	110.1
2015	105.0
2016	99.6
2017	91.5

Total	$519.0